CONSOLIDATED AND COMBINED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in-Capital	Treasury Stock	Net Parent Company Investment	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2014	$ 1,175	$ 0	$ 0	$ 0	$ 1,343	$ 0	$ (168)
Balance (in shares) at Dec. 31, 2014		0		0
Net (loss) income	74	$ 0	0	$ 0	74	0	0
Net transfers (to) from parent company	65	0	0	0	65	0	0
Other comprehensive (loss) income	(37)	0	0	0	0	0	(37)
Balance at Dec. 31, 2015	1,277	$ 0	0	$ 0	1,482	0	(205)
Balance (in shares) at Dec. 31, 2015		0		0
Net (loss) income	106	$ 0	0	$ 0	97	9	0
Net transfers (to) from parent company	(934)	0	0	0	(934)	0	0
Separation-related adjustments	(244)	0	0	0	122	0	(366)
Reclassification of net parent investment to additional paid-in capital	0	0	767	0	(767)	0	0
Issuance of common stock upon separation	0	$ 0	0	0	0	0	0
Issuance of common stock upon separation (in shares)		32
Share-based compensation	3	$ 0	3	0	0	0	0
Cash dividends paid	(8)	0	0	0	0	(8)	0
Other comprehensive (loss) income	40	0	0	0	0	0	40
Balance at Dec. 31, 2016	240	$ 0	770	$ 0	0	1	(531)
Balance (in shares) at Dec. 31, 2016		32		0
Net (loss) income	(57)	$ 0	0	$ 0	0	(57)	0
Separation-related adjustments	(5)	0	(5)	0	0	0	0
Issuance of common stock upon separation	38	$ 0	38	0	0	0	0
Issuance of common stock upon separation (in shares)		2
Issuance of share-based awards, withholding and other	(2)	$ 0	0	(2)	0	0	0
Issuance of share-based awards, withholding and other (in shares)		1
Share-based compensation	13	$ 0	13	0	0	0	0
Cash dividends paid	(34)	0	0	0	0	(34)	0
Other comprehensive (loss) income	55	0	0	0	0	0	55
Balance at Dec. 31, 2017	$ 248	$ 0	$ 816	$ (2)	$ 0	$ (90)	$ (476)
Balance (in shares) at Dec. 31, 2017		35		0